Taxation - Schedule of Tax Balances as Presented in Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxation [Line Items]
Income tax receivable – current	$ 0	$ 11,746
Income tax payable – current	$ (75)	$ 0